STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	6 Months Ended	7 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	300,000,000	300,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Temporary equity shares authorized	6,500,000	6,500,000
Share redemption price per share	$ 18.00	$ 18.00
Public Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	3,250,000	3,250,000
Private Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	2,500,000	2,500,000
IPO [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued	5,750,000	5,750,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant Price per share	$ 0.01	$ 0.01